INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2023
Intangible Asset, Finite-Lived [Line Items]
Amortization expense	$ 194,756	$ 315,320
Software, In-Development, Internally Developed, and Purchased [Member]
Intangible Asset, Finite-Lived [Line Items]
Estimated useful live	3 years		3 years